Intangible Assets, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expenses related to intangible assets	¥ 324,236	¥ 317,795	¥ 315,122
Estimated amortization expenses for 2023	274,015
Estimated amortization expenses for 2024	197,141
Estimated amortization expenses for 2025	62,836
Estimated amortization expenses for 2026	3,114
Estimated amortization expenses for 2027 and thereafter	7,543
Intangible assets impairment losses	¥ 206,925
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment Owned, at Fair Value